Tradr 2X Long COHR Daily ETF

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$84,888,047
TOTAL NET ASSETS — 100.0%	$84,888,047

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Coherent Corporation	Receive	5.39% (OBFR01* + 175bps)	At Maturity	3/24/2027	$148,052,974	$-	$14,728,286
TOTAL EQUITY SWAP CONTRACTS								$14,728,286

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of April 30, 2026.